Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
DEBT

NOTE 12 — DEBT

Debt is summarized as follows (in millions):

	Successor	Predecessor
	December 31, 2011	December 31, 2010
Senior Secured Term Loan Facility	$297.0	$—
Senior Notes	400.0	—
Senior PIK Notes	—	355.1
2010 Term Loan	—	423.9
Short-term borrowings	3.1	3.3
Capital lease obligations	1.1	0.7
Unamortized original issue discount	(1.2)	(8.5)

	700.0	774.5

Less:
Short-term borrowings	3.1	3.3
Current maturities	3.4	4.5

Long-term debt	$693.5	$766.7

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor and UCI International as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprising a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving facility (the “Senior Secured Revolving Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities are recorded as “Deferred Financing Costs” and are being amortized over the life of the Senior Secured Credit Facilities.

The following table provides an overview of the significant terms of the Senior Secured Credit Facilities:

Borrower:	UCI International, Inc.

Facilities:	Senior Secured Revolving Facility: $75.0 million (letter of credit sublimit of $50.0 million) Senior Secured Term Loan Facility: $300.0 million

Incremental Facility Amount:	$235.0 million of incremental term or revolving facilities

Guarantors:	Holdings and certain of its direct and indirect subsidiaries including, among others, UCI and certain of its domestic subsidiaries

Security:	First priority lien on substantially all tangible and intangible assets, as well as outstanding capital stock of UCI and certain of its domestic subsidiaries and 65% of the voting equity interests in certain domestic and first-tier foreign subsidiaries

Term (Maturity Date):	Senior Secured Revolving Facility: 5 years — January 26, 2016 Senior Secured Term Loan Facility: 6.5 years — July 26, 2017

Interest:	At UCI’s option, Eurocurrency Rate (subject to a floor of 1.5%) or Alternate Base Rate (subject to a floor of the three month Adjusted LIBO Rate (as defined in the Senior Secured Credit Facilities) plus 1%), in each case, an applicable margin

Applicable Margin:	Eurocurrency Rate Loans	Alternate Base Rate Loans
	4.0% per annum	3.0% per annum

Fees:	Unused Revolving Credit Facility Commitment Fee: 1.125% per annum Letter of Credit Fees: Outstanding Letter of Credit Fee – 4.0% per annum

Amortization:	Senior Secured Revolving Facility: None Senior Secured Term Loan Facility: 1% per annum, paid quarterly beginning March 31, 2011, balance due July 26, 2017

Optional Prepayments:	Indebtedness under the Senior Secured Credit Facilities may be voluntarily prepaid in whole or in part, subject to minimum amounts and break funding costs or pursuant to auction procedures set forth in the Senior Secured Credit Facilities.

Mandatory Prepayments:	• 100% of net cash proceeds of asset sales (subject to certain exceptions)

• 100% of debt issuances not otherwise permitted by the Senior Secured Credit Facilities

• 50% of excess cash flow with step downs to 25% when Senior Secured Leverage Ratio is less than or equal to 2.0x

Financial Covenants:	(i) Maximum Senior Secured Leverage Ratio; (ii) Minimum Interest Coverage Ratio; and (iii) Maximum Capital Expenditures

Negative Covenants:	The Senior Secured Credit Facilities include certain negative covenants restricting or limiting the ability of Holdings, the borrowers and their material subsidiaries to, among other things: declare dividends or redeem stock; repay certain debt; make loans or investments; guarantee or incur additional debt; incur liens; engage in acquisitions or other business combinations; sell assets; and change the business conducted by Holdings.

At December 31, 2011, letters of credit issued under the Senior Secured Revolving Facility totaled $9.9 million, which reduced the availability under the Senior Secured Revolving Facility to $65.1 million. At December 31, 2011, there were no borrowings outstanding on the Senior Secured Revolving Facility.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million, related to the issuance of the Senior Notes, were recorded as “Deferred Financing Costs” and are being amortized over the life of the Senior Notes.

On or after February 15, 2015, Holdings has the option to redeem all or part of the Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Notwithstanding the foregoing, at any time and from time to time prior to February 15, 2014, UCI International may at its option redeem in the aggregate up to 35% of the original aggregate principal amount of the Senior Notes with the net cash proceeds of one or more Equity Offerings as defined in the indenture relating to the Senior Notes, at a redemption price of 108.625%, plus accrued and unpaid interest and additional interest, if any, to the redemption date.

Upon the occurrence of certain events constituting a change of control, holders of the Senior Notes have the right to require UCI International to repurchase all or any part of the Senior Notes at a purchase price equal to 101.000% of the principal amount plus accrued and unpaid interest and additional interest, if any, to the repurchase date.

The indebtedness evidenced by the Senior Notes is senior indebtedness of UCI International, is equal in right of payment to all existing and future senior indebtedness of UCI International and is senior in right of payment to all future subordinated indebtedness of UCI International. The Senior Notes are unconditionally guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes are effectively subordinated to any secured indebtedness of UCI International (including indebtedness of UCI International outstanding under the Senior Secured Credit Facilities) to the extent of the value of the assets securing such indebtedness.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of December 31, 2011, we were in compliance with all covenants.

Predecessor 2010 Credit Facility and Senior PIK Notes

On September 23, 2010, UCI International and UCI entered into a credit facility, with UCI as borrower, and with UCI International and UCI’s domestic subsidiaries as guarantors (the “2010 Credit Facility”). The 2010 Credit Facility provided for borrowings of up to $500.0 million, which consisted of a term loan facility in an aggregate principal amount of $425.0 million (the “2010 Term Loan”), which was fully funded on the closing date of the 2010 Credit Facility, and a revolving credit facility in an aggregate principal amount of $75.0 million (the “2010 Revolving Credit Facility”), none of which was drawn on the closing date. The proceeds of the 2010 Term Loan were used to (i) repay existing borrowings under UCI’s senior credit facility term loan (the “2006 Credit Facility”), (ii) redeem UCI’s existing 9 3/8% senior subordinated notes (the “Previously Outstanding Subordinated Notes”) and (iii) pay transaction costs.

In connection with the UCI Acquisition, the outstanding principal balance of the 2010 Term Loan of $423.9 million was repaid and the 2010 Credit Facility was terminated. In addition, UCI International (i) purchased $315.0 million aggregate principal amount of the Floating Rate Senior PIK Notes (the “Senior PIK Notes”) pursuant to a tender offer which commenced on January 5, 2011, (ii) called for redemption any of the Senior PIK Notes that were not purchased as of the time of the UCI Acquisition and (iii) deposited $41.2 million for the satisfaction and discharge of such remaining Senior PIK Notes with the trustee under the indenture for the Senior PIK Notes. The redemption of the remaining Senior PIK Notes was completed on February 25, 2011.

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

UCI International recorded a loss of $24.2 million on the early extinguishment of the 2010 Credit Facility and the Senior PIK Notes as the Predecessor in January 2011. The components of the loss on early extinguishment were as follows (in millions):

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Short-term Borrowings

Certain of UCI International’s Chinese and Spanish subsidiaries have secured local credit facilities. The Chinese local credit facilities consist of a U.S. Dollar denominated line of credit with a maximum borrowing limit of $3.1 million (CNY 20.0 million) and a Chinese yuan denominated line of credit with a maximum borrowing limit of CNY 20.0 million ($3.1 million at December 31, 2011). The Chinese local credit facilities are secured by certain accounts receivable and buildings. The Spanish local credit facilities consist of a Euro denominated revolving credit facility with a borrowing limit of €2.7 million ($3.5 million at December 31, 2011). The Spanish local credit facilities are collateralized by certain accounts receivable related to the amounts financed.

At December 31, 2011, short-term borrowings included $3.1 million under the Chinese subsidiaries’ credit facility. At December 31, 2010, short-term borrowings included $3.3 million of the Chinese subsidiaries’ notes payable to foreign credit institutions. At December 31, 2011, the interest on the Chinese subsidiaries’ line of credit was 7.9%. At December 31, 2010, the interest rate on the Chinese subsidiaries’ note payable was 3.1% on the U.S. Dollar denominated borrowing and 5.6% on the Chinese yuan denominated borrowing. At December 31, 2011 and 2010, there were no borrowings outstanding under the Spanish local credit facilities.

Swaption Agreement

On September 28, 2010, UCI entered into a “swaption” agreement providing UCI with the right but not the obligation to enter into an interest rate swap on or about March 23, 2012. Upon entering into the Senior Secured Term Loan Facility, the swaption agreement is now connected with this agreement. If UCI exercises the swaption, UCI would effectively convert $212.5 million of variable rate debt under the Senior Secured Term Loan Facility into fixed rate debt with a Eurodollar rate of 2.75% plus the applicable margin under the 2010 Credit Facility for a two-year period ending March 23, 2014. The cost of entering into the swaption was $0.5 million. While UCI considers the swaption to be an effective economic hedge of interest rate risks, UCI did not designate or account for the swaption as a hedge. Changes in the market value of the swaption are recognized currently in income as a component of “Miscellaneous, net.”

Future Repayments

Below is a schedule of required future repayments of all debt outstanding on December 31, 2011 (in millions):

2012	$6.5
2013	3.2
2014	3.3
2015	3.1
2016	3.1
Thereafter	682.0

$701.2

Interest Expense, Net

The following table provides the detail of net interest expense for the respective periods (in millions). No interest was capitalized in 2011, 2010 or 2009.

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Interest expense
Senior Secured Term Loan Facility	$15.5	$—	$—	$—
Senior Notes	32.2	—	—	—
Senior PIK Notes	—	2.4	31.2	28.9
2010 Term Loan	—	1.9	6.9	—
2006 Credit Facility	—	—	3.7	6.7
Previously Outstanding Subordinated Notes	—	—	15.7	21.6
Other	1.6	0.1	0.3	0.4

Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.0	—	—	—
Senior Secured Revolving Facility	0.3	—	—	—
Senior Notes	1.0	—	—	—
Senior PIK Notes	—	0.1	0.4	0.3
2010 Term Loan	—	—	0.3	—
2006 Credit Facility	—	—	0.3	0.5
Original issue discounts	0.3	0.2	2.2	2.2

Total interest expense	51.9	4.7	61.0	60.6
Interest income	(0.2)	—	(0.2)	(0.1)

Interest expense, net	$51.7	$4.7	$60.8	$60.5